Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Statement of financial position [abstract]
Amounts owed by related parties current	$ 0	$ 2,724
Amounts owed by related party noncurrent	0	450
Amount due to related party current	0	0
Amount Due To Related Party	$ 0	$ 141,554